Infrastructure, administration and general expenses	6 Months Ended
Jun. 30, 2023
Expenses by nature [abstract]
Infrastructure, administration and general expenses	Infrastructure, administration and general expenses

	Half year ended 30.06.23	Half year ended 30.06.22
Infrastructure costs	£m	£m
Property and equipment	857	758
Depreciation and amortisation	902	863
Impairment of property, equipment and intangible assets	18	21
Total infrastructure costs	1,777	1,642

Administration and general expenses
Consultancy, legal and professional fees	336	288
Marketing and advertising	288	206
Other administration and general expenses	644	551
Total administration and general expenses	1,268	1,045

Total infrastructure, administration and general expenses	3,045	2,687